OPERATING LEASE - Schedule of Future Maturities of Operating Lease Liability (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Remainder of 2023	$ 509,232
2024	1,049,018	$ 1,029,633
2025	1,080,488	1,060,187
2026	1,112,903	1,090,196
2027	1,146,290	1,112,903
Total lease payments	4,897,931	5,439,210
Less amounts representing interest	(721,189)	(877,760)
Present value of lease liability	$ 4,176,742	$ 4,561,450